Other Accounts Payable	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 13:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2022	2021
Employees and payroll accruals	$102	$45
Accrued vacation	77	38
Other payables	14	71

	$193	$154